Income Taxes (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Net operating loss carryforward	$ 148,912	$ 278,076
Valuation allowance	(148,912)	(278,076)
Deferred income tax asset